Pay vs Performance Disclosure - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company.

Required Tabular Disclosure

The following table discloses information on “compensation actually paid” to our principal executive officer (PEO) and, on average, to our other NEOs (non-PEO NEOs) during the specified years alongside total shareholder return (TSR).

Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Company Total Shareholder Return(5)	Net Income (Loss) ($ in thousands)(6)
2024	1,163,621	1,163,621	465,526	465,105	56.81	(8,849)
2023	640,073	640,079	286,848	277,379	30.22	(12,684)
2022	1,265,321	1,258,000	517,099	518,560	61.14	(43,804)

(1)

The dollar amounts reported in this column are the amounts of total compensation reported for Phillip W. Oldridge as Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table” in the applicable proxy statement.

(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Oldridge, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. Oldridge during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Oldridge total compensation for fiscal year 2024 to determine the compensation actually paid to Mr. Oldridge in fiscal 2024:

PEO Total Compensation Amount		$ 1,163,621	$ 640,073	$ 1,265,321
PEO Actually Paid Compensation Amount		1,163,621	640,079	1,258,000
Adjustment To PEO Compensation, Footnote
Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2024	1,163,621	(1,070,871)	1,070,871	1,163,621

(a)

This column represents the amount of total compensation reported for Mr. Oldridge for fiscal year 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)

This column represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for Mr. Oldridge in fiscal year 2024. The amount in this column for fiscal year 2024 is replaced with the corresponding amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid to Mr. Oldridge in fiscal year 2024.

(c)

This column represents the adjustments made to the amounts in the “Option Awards” column in the Summary Compensation Table for Mr. Oldridge in fiscal year 2024. The equity award adjustments for fiscal year 2024 include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

•	2024 = 0

(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

•	2024 = 0

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

•	2024 = $1,070,871

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

•	2024 = 0

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

•	2024 = 0

(vi)

the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

•	2024 = 0,

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(3)

The dollar amounts reported in this column represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Oldridge) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers included for purposes of calculating the average amounts in each applicable year are as follows:

•	2024: Susan M. Emry and Franklin Lim
•	2023: Susan M. Emry and Douglas M. Campoli
•	2022: Susan M. Emry and Christian Rodich

(4)

The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Oldridge), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Oldridge) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Oldridge) for fiscal year 2024 to determine the compensation actually paid to the named executive officers as a group (excluding Mr. Oldridge) in fiscal year 2024, using the same methodology described above in Note (2)(c):

Non-PEO NEO Average Total Compensation Amount		465,526	286,848	517,099
Non-PEO NEO Average Compensation Actually Paid Amount		465,105	277,379	518,560
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEOs Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Compensation Actually Paid to Non-PEO NEOs
2024	465,526	(276,940)	276,519	465,105

(a)

This column represents the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding Mr. Oldridge) for fiscal year 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)

This column represents the average of the total of the amounts reported for the Company’s Named Executive Officers as a group (excluding Mr. Oldridge) in the “Option Awards” column in the Summary Compensation Table in fiscal year 2024. Please refer to the Summary Compensation Table in this Proxy Statement. The amount in this column for fiscal year 2024 is replaced with the corresponding amount reported under the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid to the Company’s Named Executive Officers as a group (excluding Mr. Oldridge) in fiscal year 2024.

(c)

This column represents the adjustments made to the average of the amounts reported for the Company’s Named Executive Officers as a group (excluding Mr. Oldridge) in the “Option Awards” column in the Summary Compensation Table in fiscal year 2024 using the same methodology described above in Note 2(c). For fiscal year 2024, the adjusted amount replaces the “Option Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Oldridge) to arrive at “compensation actually paid” to each NEO (excluding Mr. Oldridge) for fiscal year 2024, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Oldridge) for fiscal year 2024. The equity award adjustments for fiscal year 2024 include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

•	2024 = 0

(ii)

the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

•	2024 = $(281)

(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date;

•	2024 = $276,940

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

•	2024 = $(140)

(v)

for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

•	2024 = 0

(vi)

the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

•	2024 = 0

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(5)	Company total shareholder return (“TSR”) is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.
(6)	The dollar amounts reported represent the net income (loss) reflected on our consolidated audited financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $1,163,621, $640,079, and $1,258,000 for 2024, 2023, 2022, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K, was $465,105, $277,379, and $518,650 for 2024, 2023 and 2022, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $56.81, $30.22 and $61.14 for 2022-2024, 2022-2023 and 2022, respectively. Between 2022 and 2024, the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs decreased, and, over the same period, the Company’s TSR performance also decreased.

Compensation Actually Paid vs. Net Income

Analysis of the Information Presented in the Pay Versus Performance Table

We generally seek to incentivize long-term performance and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Compensation Actually Paid and Net Loss

We had net loss of $8,848,975, $12,683,979 and $43,804,160 in 2024, 2023 and 2022, respectively. However, our company has not historically looked to net income or loss as a performance measure for our executive compensation program. From 2022 to 2024, our annual net loss decreased (i.e., improved). Over this same time period, while our annual net loss improved, our annual compensation actually paid to our PEO and our annual average compensation actually paid to our non-PEO NEOs decreased.

Total Shareholder Return Amount		56.81	30.22	61.14
Net Income (Loss)		(8,849,000)	$ (12,684,000)	$ (43,804,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,070,871
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(107,087)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		276,519
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (27,694)